Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Adviser Series
Entity Central Index Key	0001707560
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000228384
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Market Neutral Fund
Class Name	Class A Shares
Trading Symbol	QAMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Market Neutral Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$224	2.06%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE 3 Month US Treasury Bill Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation while limiting exposure to general stock market risk.

Top Contributors to Performance

  An underweight position in and solid stock selection among companies with significant financing requirements and negative analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Information Technology, Industrials and Utilities aided performance.

  Top individual Fund holdings that contributed positively to performance included long positions in AppLovin Corporation (Class A Shares) and Vistra Corp., and a short position in Super Micro Computer, Inc.

Top Detractors from Performance

  Poor stock selection among companies with flat or improving earnings to price ratios and negative analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Materials detracted from performance.

  Top individual Fund holdings that detracted from performance were short positions in Broadcom Inc., Upstart Holdings, Inc. and Tesla, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Russell 3000® Index	ICE 3M US T-Bill Index	Morningstar Equity Market Neutral Funds Average
12/31/2014	$9,449	$10,000	$10,000	$10,000
12/31/2015	$9,457	$10,048	$10,005	$10,176
12/31/2016	$9,770	$11,327	$10,038	$10,299
12/31/2017	$10,518	$13,721	$10,124	$10,650
12/31/2018	$9,917	$13,002	$10,314	$10,626
12/31/2019	$11,033	$17,035	$10,549	$10,630
12/31/2020	$10,591	$20,593	$10,619	$10,078
12/31/2021	$13,051	$25,877	$10,625	$10,799
12/31/2022	$14,250	$20,907	$10,779	$11,452
12/31/2023	$14,920	$26,334	$11,320	$12,058
12/31/2024	$17,505	$32,604	$11,914	$13,139

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	10.89%	8.44%	5.76%
Class A Shares without sales load	17.32%	9.67%	6.36%
Russell 3000®IndexFootnote Reference*	23.81%	13.86%	12.54%
ICE 3M US T-Bill Index	5.25%	2.46%	1.77%
Morningstar Equity Market Neutral Funds Average	9.12%	4.23%	2.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
AssetsNet	$ 942,584,614
Holdings Count | Holding	409
Advisory Fees Paid, Amount	$ 4,276,825
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$942,584,614 Number of Investments409 Portfolio Turnover58% Total Advisory Fees Paid$4,276,825
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(73.9%)
Cash Equivalents	12.5%
Collateral on Deposit for Securities Sold Short	76.4%
Common Stocks	80.5%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Utilities	1.9%
Materials	3.4%
Real Estate	3.8%
Communication Services	4.1%
Energy	4.2%
Consumer Staples	7.7%
Consumer Discretionary	10.4%
Financials	12.9%
Health Care	12.9%
Industrials	13.1%
Information Technology	25.6%

Material Fund Change [Text Block]
C000228383
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Market Neutral Fund
Class Name	Institutional Shares
Trading Symbol	QQMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Market Neutral Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$201	1.85%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE 3 Month US Treasury Bill Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation while limiting exposure to general stock market risk.

Top Contributors to Performance

  An underweight position in and solid stock selection among companies with significant financing requirements and negative analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Information Technology, Industrials and Utilities aided performance.

  Top individual Fund holdings that contributed positively to performance included long positions in AppLovin Corporation (Class A Shares) and Vistra Corp., and a short position in Super Micro Computer, Inc.

Top Detractors from Performance

  Poor stock selection among companies with flat or improving earnings to price ratios and negative analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Materials detracted from performance.

  Top individual Fund holdings that detracted from performance were short positions in Broadcom Inc., Upstart Holdings, Inc. and Tesla, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000® Index	ICE 3M US T-Bill Index	Morningstar Equity Market Neutral Funds Average
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$10,031	$10,048	$10,005	$10,176
12/31/2016	$10,385	$11,327	$10,038	$10,299
12/31/2017	$11,181	$13,721	$10,124	$10,650
12/31/2018	$10,553	$13,002	$10,314	$10,626
12/31/2019	$11,764	$17,035	$10,549	$10,630
12/31/2020	$11,324	$20,593	$10,619	$10,078
12/31/2021	$13,925	$25,877	$10,625	$10,799
12/31/2022	$15,242	$20,907	$10,779	$11,452
12/31/2023	$15,999	$26,334	$11,320	$12,058
12/31/2024	$18,812	$32,604	$11,914	$13,139

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	17.58%	9.84%	6.52%
Russell 3000®IndexFootnote Reference*	23.81%	13.86%	12.54%
ICE 3M US T-Bill Index	5.25%	2.46%	1.77%
Morningstar Equity Market Neutral Funds Average	9.12%	4.23%	2.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
AssetsNet	$ 942,584,614
Holdings Count | Holding	409
Advisory Fees Paid, Amount	$ 4,276,825
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$942,584,614 Number of Investments409 Portfolio Turnover58% Total Advisory Fees Paid$4,276,825
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(73.9%)
Cash Equivalents	12.5%
Collateral on Deposit for Securities Sold Short	76.4%
Common Stocks	80.5%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Utilities	1.9%
Materials	3.4%
Real Estate	3.8%
Communication Services	4.1%
Energy	4.2%
Consumer Staples	7.7%
Consumer Discretionary	10.4%
Financials	12.9%
Health Care	12.9%
Industrials	13.1%
Information Technology	25.6%

Material Fund Change [Text Block]